FAIR VALUE DISCLOSURES (DETAILS 2) (USD $) In Millions, unless otherwise specified					12 Months Ended											12 Months Ended						12 Months Ended					12 Months Ended								12 Months Ended					12 Months Ended							12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2012 Corporate Debt Securities [Member]	Dec. 31, 2011 Corporate Debt Securities [Member]	Dec. 31, 2010 Corporate Debt Securities [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Matrix Pricing Model Valuation Technique [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Matrix Pricing Model Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Matrix Pricing Model Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 US States and Political Subdivisions Debt Securities [Member]	Dec. 31, 2011 US States and Political Subdivisions Debt Securities [Member]	Dec. 31, 2010 US States and Political Subdivisions Debt Securities [Member]	Dec. 31, 2012 Foreign Government Debt Securities [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member]	Dec. 31, 2012 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2011 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2010 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2012 Commercial Mortgage Backed Securities [Member] Discounted Cash Flow Valuation Technique [Member]	Dec. 31, 2012 Commercial Mortgage Backed Securities [Member] Discounted Cash Flow Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 Commercial Mortgage Backed Securities [Member] Discounted Cash Flow Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 Residential Mortgage Backed Securities [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member]	Dec. 31, 2010 Residential Mortgage Backed Securities [Member]	Dec. 31, 2012 Residential Mortgage Backed Securities [Member] Matrix Pricing Model Valuation Technique [Member]	Dec. 31, 2012 Asset-backed Securities [Member]	Dec. 31, 2011 Asset-backed Securities [Member]	Dec. 31, 2010 Asset-backed Securities [Member]	Dec. 31, 2012 Asset-backed Securities [Member] Matrix Pricing Model Valuation Technique [Member]	Dec. 31, 2012 Asset-backed Securities [Member] Matrix Pricing Model Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 Asset-backed Securities [Member] Matrix Pricing Model Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 Redeemable Preferred Stock [Member]	Dec. 31, 2011 Redeemable Preferred Stock [Member]	Dec. 31, 2010 Redeemable Preferred Stock [Member]	Dec. 31, 2012 Equity Method Investments [Member]	Dec. 31, 2011 Equity Method Investments [Member]	Dec. 31, 2010 Equity Method Investments [Member]	Dec. 31, 2012 Equity Method Investments [Member] Market Comparable Companies Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 Equity Method Investments [Member] Market Comparable Companies Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 Other Invested Assets [Member]	Dec. 31, 2011 Other Invested Assets [Member]	Dec. 31, 2010 Other Invested Assets [Member]	Dec. 31, 2012 Other Invested Assets [Member] Market Comparable Companies Valuation Technique [Member]	Dec. 31, 2012 Other Invested Assets [Member] Market Comparable Companies Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 Other Invested Assets [Member] Market Comparable Companies Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 GMIB Reinsurance Contract Asset [Member]	Dec. 31, 2011 GMIB Reinsurance Contract Asset [Member]	Dec. 31, 2010 GMIB Reinsurance Contract Asset [Member]	Dec. 31, 2012 GMIB Reinsurance Contract Asset [Member] Discounted Cash Flow Valuation Technique [Member]	Dec. 31, 2012 GMIB Reinsurance Contract Asset [Member] Discounted Cash Flow Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 GMIB Reinsurance Contract Asset [Member] Discounted Cash Flow Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 Separate Accounts [Member]	Dec. 31, 2011 Separate Accounts [Member]	Dec. 31, 2010 Separate Accounts [Member]	Dec. 31, 2012 Separate Accounts [Member] Discounted Cash Flow Valuation Technique [Member]	Dec. 31, 2012 Separate Accounts [Member] Discounted Cash Flow Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 Separate Accounts [Member] Discounted Cash Flow Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 Separate Accounts [Member] Third Party Appraisal Valuation Technique [Member]	Dec. 31, 2012 GMIB and GWBL [Member] Discounted Cash Flow Valuation Technique [Member]	Dec. 31, 2012 GMIB and GWBL [Member] Discounted Cash Flow Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 GMIB and GWBL [Member] Discounted Cash Flow Valuation Technique [Member] Maximum [Member]
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS					125	650																46					30	695																									275	586
Constant Default Rate																	3.00%	25.00%
Probability Of Default																55.00%
Loss Severity																49.00%
Discount Rate																	3.72%	13.42%																						18.00%													1.00%	2.00%	7.70%
Revenue Multiple																																									0.6	62.5
Research And Development Multiple																																			1.0	30.6
Discount Years																																									1 year 0 months 0 days	2 years 0 months 0 days
Discount For Lack Of Marketability Risk Factors																																									40.00%	60.00%
Capitalization Rate																																																							5.50%
Exit Capitalization Rate																																																							6.60%
Inflation Rate																																																					2.00%	3.00%
Lapse Rates																																															1.50%	8.00%									1.00%	8.00%
Withdrawal Rates																																															0.20%	8.00%									0.00%	7.00%
GMIB Utilization Rates																																															0.00%	15.00%
Non Performance Risk																																															13	45
Volatility Rates- Equity																																															24.00%	36.00%									24.00%	36.00%
Fair Value Unabsorvable Inputs	$ 355	$ 432	$ 320	$ 94			$ 50	$ 53	$ 49	$ 19	$ 22	$ 21	$ 900	$ 902	$ 1,103	$ 889			$ 9	$ 14	$ 0	$ 1	$ 113	$ 172	$ 148	$ 8			$ 15	$ 14	$ 2	$ 77	$ 77	$ 73			$ 0	$ (2)	$ 0	$ 38			$ 11,044	$ 10,547	$ 4,606	$ 11,044			$ 224	$ 215	$ 207	$ 22			$ 194	$ 205